Note 8 - Accrued Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

8. Accrued Liabilities

Accrued liabilities consist of the following:

	March 31, 2015	December 31, 2014
Accrued salaries, wages, benefits and bonus	$63,876	$45,586
Sales tax payable	3,646	662
Accrued accounting and legal fees	61,050	—
Customer deposit payable	33,604	41,265
Accrued interest	22,256	5,683
Other accrued liabilities	20,361	11,033
	$204,793	$104,229

8. Accrued Liabilities

Accrued liabilities consist of the following:

	December 31, 2014	December 31, 2013
Accrued salaries, wages, benefits and bonus	$45,586	$45,456
Sales tax payable	662	4,409
Customer deposit payable	41,265	580
Accrued interest	5,683	6,288
Other accrued liabilities	11,033	32,997
	$104,229	$89,730